Shareholder Fees - Retail - Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares	Dec. 22, 2020 USD ($)
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	1.00%
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee Per Year (for certain fund account balances below $10,000)	$ 20